Intangible assets - Summary of intangible assets and goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	₺ 107,164,641	₺ 110,575,271
Additions net of amortization	(3,081,873)	(4,530,309)
Disposals	(99,559)	(93,324)
Transfers	9,669	(46,977)
Impairment (expenses)/reversals	(559,031)	(155,693)
Effects of movements in exchange rates	1,546,058	1,415,673
Balance at end of year	104,979,905	107,164,641
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	432,480,101	406,710,914
Additions	27,808,416	24,365,852
Disposals	(225,331)	(130,638)
Transfers	9,669	(46,977)
Effects of movements in exchange rates	2,756,802	1,580,950
Balance at end of year	462,829,657	432,480,101
Cost | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	129,024,942	129,086,912
Additions	239,593	1,343
Disposals	(32)	(82,130)
Effects of movements in exchange rates	(43,206)	18,817
Balance at end of year	129,221,297	129,024,942
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	211,255,967	195,942,049
Additions	15,961,770	13,811,239
Disposals	(214,970)	(43,107)
Transfers	561,008	382,537
Effects of movements in exchange rates	2,051,117	1,163,249
Balance at end of year	229,614,892	211,255,967
Cost | Transmission line software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	2,013,857	1,990,425
Additions	3,132	1,465
Disposals		(662)
Effects of movements in exchange rates	12,033	22,629
Balance at end of year	2,029,022	2,013,857
Cost | Indefeasible right of usage
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	2,064,237	1,919,358
Additions	10,284	144,879
Effects of movements in exchange rates	1
Balance at end of year	2,074,522	2,064,237
Cost | Brand name
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	15,897	20,350
Effects of movements in exchange rates	738	(4,453)
Balance at end of year	16,635	15,897
Cost | Customer base
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	65,029	73,883
Effects of movements in exchange rates	(4,709)	(8,854)
Balance at end of year	60,320	65,029
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	770,907	770,907
Balance at end of year	770,907	770,907
Cost | Subscriber acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	82,886,223	72,791,783
Additions	10,740,077	9,653,267
Effects of movements in exchange rates	756,434	441,173
Balance at end of year	94,382,734	82,886,223
Cost | Electricity production license
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	1,140,206	1,262,381
Transfers	1,140,203
Effects of movements in exchange rates	(269,104)	(122,175)
Balance at end of year	2,011,305	1,140,206
Cost | Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	2,766,364	2,357,311
Additions	401,502	369,171
Disposals	(10,329)	(2,603)
Transfers	(1,140,203)	(46,977)
Effects of movements in exchange rates	251,711	89,462
Balance at end of year	2,269,045	2,766,364
Cost | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	476,472	495,555
Additions	452,058	384,488
Disposals		(2,136)
Transfers	(551,339)	(382,537)
Effects of movements in exchange rates	1,787	(18,898)
Balance at end of year	378,978	476,472
Accumulated depreciation, amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(325,315,460)	(296,135,643)
Additions - amortization	(30,890,289)	(28,896,161)
Disposals	125,772	37,314
Impairment (expenses)/reversals	(559,031)	(155,693)
Effects of movements in exchange rates	(1,210,744)	(165,277)
Balance at end of year	(357,849,752)	(325,315,460)
Accumulated depreciation, amortization and impairment | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(98,511,899)	(90,877,046)
Additions - amortization	(7,416,434)	(7,446,046)
Disposals	31	19,530
Effects of movements in exchange rates	(718,278)	(208,337)
Balance at end of year	(106,646,580)	(98,511,899)
Accumulated depreciation, amortization and impairment | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(163,236,794)	(151,201,408)
Additions - amortization	(12,568,970)	(11,194,611)
Disposals	115,424	13,683
Transfers	117,361
Impairment (expenses)/reversals	(558,903)	(154,681)
Effects of movements in exchange rates	(483,949)	(699,777)
Balance at end of year	(176,615,831)	(163,236,794)
Accumulated depreciation, amortization and impairment | Transmission line software
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(2,031,398)	(1,971,530)
Additions - amortization	(6,400)	(42,044)
Effects of movements in exchange rates	10,435	(17,824)
Balance at end of year	(2,027,363)	(2,031,398)
Accumulated depreciation, amortization and impairment | Indefeasible right of usage
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(1,309,287)	(1,214,529)
Additions - amortization	(51,396)	(97,610)
Disposals		1,792
Effects of movements in exchange rates	(439)	1,060
Balance at end of year	(1,361,122)	(1,309,287)
Accumulated depreciation, amortization and impairment | Brand name
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(3,632)	(18,547)
Effects of movements in exchange rates	(6,239)	14,915
Balance at end of year	(9,871)	(3,632)
Accumulated depreciation, amortization and impairment | Customer base
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(34,010)	(53,561)
Additions - amortization	(401)	(826)
Effects of movements in exchange rates	(8,403)	20,377
Balance at end of year	(42,814)	(34,010)
Accumulated depreciation, amortization and impairment | Subscriber acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(58,141,692)	(49,080,253)
Additions - amortization	(10,419,947)	(9,765,186)
Effects of movements in exchange rates	7,533	703,747
Balance at end of year	(68,554,106)	(58,141,692)
Accumulated depreciation, amortization and impairment | Electricity production license
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(179,803)	(99,108)
Additions - amortization	(57,663)	(57,171)
Transfers	(78,096)
Effects of movements in exchange rates	6,527	(23,524)
Balance at end of year	(309,035)	(179,803)
Accumulated depreciation, amortization and impairment | Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(1,866,945)	(1,619,661)
Additions - amortization	(369,078)	(292,667)
Disposals	10,317	2,309
Transfers	(39,265)
Impairment (expenses)/reversals	(128)	(1,012)
Effects of movements in exchange rates	(17,931)	44,086
Balance at end of year	₺ (2,283,030)	₺ (1,866,945)